SHARE-BASED COMPENSATION - Stock Option Activity (Details)	9 Months Ended
Sep. 30, 2019 ¥ / shares shares
Number of options
Outstanding, beginning (in shares) | shares	24,779,432
Exercised (in shares) | shares	(9,547,528)
Outstanding, ending (in shares) | shares	15,231,904
Weighted average exercise price
Outstanding, beginning (in RMB per share)	¥ 5.3
Exercised (in RMB per share)	5.4
Outstanding, ending (in RMB per share)	5.5
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	2.2
Exercised (in RMB per share)	3.4
Outstanding, ending (in RMB per share)	¥ 1.8
Options vested and expect to vest
Number of options | shares	15,231,904
Weighted average exercise price (in RMB per share)	¥ 5.5
Weighted average grant-date fair value per option (in RMB per share)	¥ 1.8
Stock options outstanding and stock options exercisable
Number of shares | shares	15,231,904
Weighted average remaining contractual life (years)	1 year 2 months 12 days
Weighted average exercise price (in RMB per share)	¥ 5.5